PACE® Select Advisors Trust

Prospectus Supplement  | September 6, 2017

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2016, as supplemented.

Includes:

•  PACE® Alternative Strategies Investments

Dear Investor,

The purpose of this supplement is to update certain information regarding the investment subadvisory arrangements for PACE Alternative Strategies Investments (the "fund"), a series of PACE Select Advisors Trust (the "Trust").

At the recommendation of UBS Asset Management (Americas), Inc. ("UBS AM"), the fund's manager, the Trust's Board of Trustees has appointed Kettle Hill Capital Management, LLC ("Kettle Hill") to serve as a new subadvisor to the fund. Kettle Hill will assume investment advisory responsibility with respect to the fund's portfolio effective on or around September 6, 2017.

Effective immediately the Prospectuses and SAI are hereby revised as follows:

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Management process" beginning on page 70 of the Multi-Class Prospectus and page 69 of the Class P Prospectus is revised by inserting the following as the second to last bullet point under the fourth paragraph of that section:

• A "long/short US, small cap equity" strategy in which the subadvisor primarily buys securities of US small capitalization companies "long" that the subadvisor believes will out-perform the market, and sells securities of US small capitalization companies "short" that the subadvisor believes will underperform the market.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 74 of the Multi-Class Prospectus and page 73 of the Class P Prospectus is revised by inserting the following as the third to last sentence of the first paragraph of that section:

Kettle Hill assumed day-to-day management of a separate portion of the fund's assets on September 6, 2017.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Investment manager and advisors" on page 75 of the Multi-Class Prospectus and page 73 of the Class P

ZS-902

Prospectus is revised by replacing the second sentence of the first paragraph of that section with the following:

In addition to UBS AM, Analytic Investors LLC ("Analytic Investors"), First Quadrant L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments"), AQR Capital Management, LLC ("AQR"), Sirios Capital Management, L.P. ("Sirios"), PCJ Investment Counsel Ltd. ("PCJ"), Principal Global Investors, LLC ("PGI"), Aviva Investors Americas LLC ("Aviva") and Kettle Hill Capital Management, LLC ("Kettle Hill") serve as the fund's other subadvisors.

The section captioned "PACE Alternative Strategies Investments Fund summary" and sub-captioned "Portfolio management team" on page 75 of the Multi-Class Prospectus and page 74 of the Class P Prospectus is revised by inserting the following as the last bullet point of that section:

• Kettle Hill—Andrew Y. Kurita, Managing Member, Portfolio Manager and Chief Investment Officer, has been portfolio manager of the fund since September 2017.

The section captioned "More information about the funds—PACE Alternative Strategies Investments" and sub-captioned "Management process" beginning on page 107 of the Multi-Class Prospectus and page 108 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph of that section with the following:

Analytic Investors, LLC ("Analytic Investors"), First Quadrant L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments"), AQR Capital Management, LLC ("AQR"), Sirios Capital Management, L.P. ("Sirios"), PCJ Investment Counsel Ltd. ("PCJ"), Principal Global Investors, LLC ("PGI"), Aviva Investors Americas LLC ("Aviva") and Kettle Hill Capital Management, LLC ("Kettle Hill") currently serve as the fund's other subadvisors.

The same section of each Prospectus is revised by inserting the following as the eighth bullet point under the third paragraph of that section:

• Long/Short US Small Cap Equity Strategy (Kettle Hill);

The same section of each Prospectus is revised by inserting the following as the fourth to last paragraph of that section:

Long/Short US Small Cap Equity Strategy—Kettle Hill employs a strategy that is characterized by a value orientation with an emphasis on identifying potential intermediate-term catalysts that will drive share price performance. The combination aims to create a differentiated strategy with roots in a value discipline with some elements of growth investing. The strategy is further enhanced by active portfolio management and trading.

The strategy seeks to identify companies undergoing material dynamic change not yet recognized by the market. Kettle Hill seeks to anticipate significant changes in earnings at companies by looking for long investments that are characterized by companies undergoing earnings growth with low valuations and potentially low downside risk. Potential short investments include companies in secular decline, with what Kettle Hill views as poor management teams, deteriorating fundamentals, and/or less diversified business models that face specific negative catalysts in the near- or mid-term.

The nature of an identified catalyst may be positive or negative and the corresponding opportunities long or short. The types of catalysts that drive meaningful changes in earnings include new products, new management, restructuring programs, recapitalizations, acquisitions, divestitures, spin-offs, initial public offerings, liquidity events, financ-

ings, large changes in the supply/demand balance and/or changes in the competitive structure of the applicable industry. Such events and conditions may lead to significant price movements which Kettle Hill seeks to capture. Given the specific nature of these changes or events, Kettle Hill believes that these price changes will sometimes be uncorrelated to small cap indices.

The strategy is meant to strike a balance between the return potential of the individual securities and the risks embedded in the marketplace, especially those associated with the small cap sector. Net exposure may vary substantially as a result of Kettle Hill's bottom up investment process and overall view of the market.

The section captioned "Management" and sub-captioned "PACE Alternative Strategies Investments" beginning on page 149 of the Multi-Class Prospectus and on page 146 of the Class P Prospectus is revised by replacing the second sentence of the first paragraph of that section in its entirety with the following:

Analytic Investors, LLC ("Analytic Investors"), First Quadrant, L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments"), AQR Capital Management, LLC ("AQR"), Sirios Capital Management, L.P. ("Sirios"), PCJ Investment Counsel Ltd. ("PCJ"), Principal Global Investors, LLC ("PGI"), Aviva Investors Americas LLC ("Aviva") and Kettle Hill Capital Management, LLC ("Kettle Hill") serve as subadvisors for PACE Alternative Strategies Investments.

The same section of each Prospectus is revised by inserting the following as the last paragraphs of that section:

Kettle Hill Capital Management, LLC is located at 655 Third Avenue, Suite 2520, New York, NY 10017. As of June 1, 2017, Kettle Hill had approximately $199 million in assets under management focused on the small cap strategy. Kettle Hill utilizes a fundamental, research driven investment approach and focuses primarily on long and short value biased opportunities within the US small cap equity sector. The firm manages assets for a diverse client base, including institutional and high net worth clients, and employs a full-time staff of eight professionals, including five investment professionals. Andrew Kurita is the primary investment professional responsible for the day-to-day management of Kettle Hill's portion of the fund.

Kettle Hill was established in 2003 by Mr. Kurita, who has served as Portfolio Manager and Chief Investment Officer since inception. Prior to forming Kettle Hill, Mr. Kurita served as Vice President at Andor Capital Management and prior to that was a Vice President at Cramer Rosenthal McGlynn. He is a CFA charterholder.

The section captioned "The funds and their investment policies" and sub-captioned "PACE Alternative Strategies Investments" beginning on page 14 of the SAI is revised by replacing the second sentence of the first paragraph of that section with the following:

Analytic Investors, LLC ("Analytic Investors"), First Quadrant L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments"), UBS AM, AQR Capital Management, LLC ("AQR"), Sirios Capital Management, L.P. ("Sirios"), PCJ Investment Counsel Ltd. ("PCJ"), Principal Global Investors, LLC ("PGI"), Aviva Investors Americas LLC ("Aviva") and Kettle Hill Capital Management, LLC ("Kettle Hill") serve as the fund's subadvisors.

The section captioned "Disclosure of portfolio holdings" and sub-captioned "Complete and partial portfolio holdings—arrangements to disclose to Service Providers, Fiduciaries and Other Third Parties" beginning on page 66 of the SAI is revised by inserting the following as the fifth to last bullet point of that section:

• Nirvana Financial Solutions, Inc., which provide software services.

The section captioned "Investment advisory arrangements" and sub-captioned "PACE Alternative Strategies Investments" beginning on page 98 of the SAI is revised by replacing the first sentence of the first paragraph of that section with the following:

Under the current Advisory Agreements for this fund with Analytic Investors, LLC ("Analytic Investors"), First Quadrant L.P. ("First Quadrant"), Standard Life Investments (Corporate Funds) Limited ("Standard Life Investments"), AQR Capital Management, LLC ("AQR"), Sirios Capital Management, L.P. ("Sirios"), PCJ Investment Counsel Ltd. ("PCJ"), Principal Global Investors, LLC ("PGI"), Aviva Investors Americas LLC ("Aviva") and Kettle Hill Capital Management, LLC ("Kettle Hill"), UBS AM (not the fund) pays Analytic Investors, First Quadrant, Standard Life Investments, AQR, Sirios, PCJ, PGI, Aviva and Kettle Hill a fee based on the fund's average daily net assets that each manages (UBS AM receives no additional compensation from the fund for allocating a portion of its assets to other unaffiliated pooled investment vehicles and index futures).

The same section of the SAI is revised by inserting the following as the last paragraph of that section:

Andrew Y. Kurita is the Managing Member of Kettle Hill and owns 99% of the firm's equity.

The section captioned "Proxy voting policies and procedures" and sub-captioned "PACE Alternative Strategies Investments—Analytic Investors, LLC, First Quadrant, L.P., Standard Life Investments (Corporate Funds) Limited, AQR Capital Management, LLC, Sirios Capital Management, L.P., PCJ Investment Counsel Ltd., Principal Global Investors, LLC doing business as Macro Currency Group and Aviva Investors Americas LLC." beginning on page 140 of the SAI is revised by replacing the caption of that section with the following:

PACE Alternative Strategies Investments—Analytic Investors, LLC, First Quadrant, L.P., Standard Life Investments (Corporate Funds) Limited, AQR Capital Management, LLC, Sirios Capital Management, L.P., PCJ Investment Counsel Ltd., Principal Global Investors, LLC, Aviva Investors Americas LLC and Kettle Hill Capital Management, LLC.

The same section of the SAI is revised by inserting the following as the last sub-section of that section:

Kettle Hill Capital Management, LLC. To the extent Kettle Hill has been delegated proxy voting authority on behalf of its clients, Kettle Hill complies with proxy voting policies and procedures that are designed to ensure proxies are voted in the best interests of its clients.

If a material conflict of interest exists between Kettle Hill and a client, Kettle Hill will determine whether voting in accordance with the guidelines set forth in the proxy voting policies and procedures is in the best interests of such client or take some other appropriate action. Kettle Hill does not make any qualitative judgment regarding its clients' investments.

The section captioned "Portfolio managers" and sub-captioned "PACE Alternative Strategies Investments—Analytic Investors, LLC, First Quadrant, L.P., Standard Life Investments (Corporate Funds) Limited, AQR Capital Management, LLC, Sirios Capital Management, L.P., PCJ Investment Counsel Ltd., Principal Global Investors, LLC doing business as Macro Currency Group and Aviva Investors Americas LLC." beginning on page 204 of the SAI is revised by replacing the caption of that section with the following:

PACE Alternative Strategies Investments—Analytic Investors, LLC, First Quadrant, L.P., Standard Life Investments (Corporate Funds) Limited, AQR Capital Management, LLC, Sirios Capital Management, L.P.,

PCJ Investment Counsel Ltd., Principal Global Investors, LLC, Aviva Investors Americas LLC and Kettle Hill Capital Management, LLC.

The same section of the SAI is revised by inserting the following as the last sub-section of the section:

Kettle Hill Capital Management, LLC

Andrew Kurita is the primary investment professional responsible for the day-to-day management of Kettle Hill's allocated portion of the fund's portfolio. The following table provides information related to other accounts managed by him as of June 1, 2017:

Andrew Kurita:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	2	2	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	2	0
Assets Managed (in millions)	$102.6	$96.6	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$96.6	$0

Potential conflicts of interest. Kettle Hill is obligated to provide honesty and full disclosure to its clients. Accordingly, Kettle Hill conducts an annual review of its business practices to identify those that might pose a potential conflict of interest between Kettle Hill and its clients, including, but not limited to, business practices regarding personal/proprietary trading, cross trades, corporate opportunities and proxy voting. This includes a review of the relationship of Kettle Hill and its affiliates with the issuer of each security and any of the issuer's affiliates to determine if the issuer is a client or affiliate of Kettle Hill or has some other relationship with the Kettle Hill or a client of Kettle Hill. Kettle Hill's Chief Compliance Officer is responsible for ensuring that all relevant disclosure concerning potential conflicts of interest is included in Kettle Hill's Form ADV. Kettle Hill will review existing policies and procedures designed to address such conflicts and will develop and implement additional policies and procedures, as needed.

Compensation. Andrew Kurita, the portfolio manager for Kettle Hill's allocated portion of the fund, participates in the overall revenue of Kettle Hill rather than revenues generated by any one particular account. Kettle Hill has implemented a compensation policy whereby key principals of the firm share in the overall growth and revenue of the business.

Ownership of fund shares. As of June 1, 2017, the portfolio manager did not own shares of the fund.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

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UBS Asset Management (Americas) Inc.